Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 213,892	$ 1,054,581	$ 1,663,104
Prepaid expenses	40,379	133,091	572,250
Total current assets	254,271	1,187,672	2,235,354
Non-current assets:
Cash and investments held in Trust Account	24,947,430	328,226,432	323,716,979
Prepaid expenses (non-current)			120,082
Total non-current assets	24,947,430	328,226,432	323,837,061
Total Assets	25,201,701	329,414,104	326,072,415
Current liabilities:
Accounts payable	20,172	83,999	23,387
Accrued expenses	2,179,478	349,835	181,202
Non-redemption agreement liability	264,000
Total current liabilities	2,463,650	433,834	204,589
Deferred underwriting commissions	11,329,238	11,329,238	11,329,238
Derivative warrant liabilities	2,838,936	1,336,050	8,854,570
Total liabilities	16,631,824	13,099,122	20,388,397
Commitments and Contingencies
Class A ordinary shares subject to possible redemption at $10.51 and $10.14 per share, $0.0001 par value; 2,363,217 and 32,369,251 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	24,847,430	328,126,432	323,692,510
Shareholders’ Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 9,122,313 and 1,030,000 shares issued and outstanding (excluding 2,363,217 and 32,369,251 shares subject to possible redemption) as of June 30, 2023 and December 31, 2022, respectively	912	103	103
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 1 and 8,092,313 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively		809	809
Additional paid-in capital
Accumulated deficit	(16,278,465)	(11,812,362)	(18,009,404)
Total shareholders’ deficit	(16,277,553)	(11,811,450)	(18,008,492)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Stockholders’ Deficit:	$ 25,201,701	$ 329,414,104	$ 326,072,415